Changes in Non-Cash Operating Items (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonmonetary Transaction [Line Items]
Changes in non-cash operating items (note 22)	3,884	1,542
Non Cash Items
Nonmonetary Transaction [Line Items]
Accounts receivable	(14,895)	(11,674)
Related party balances	1,476	145
Supplies and consumable inventory	(3,621)	(1,087)
Income tax receivable	(423)	(133)
Prepaid expenses	(4,629)	(2,071)
Accounts payable	(7,553)	3,991
Accrued liabilities	31,105	9,010
Current income tax liability	131	207
Net regulatory assets and liabilities	(5,475)	70
Changes in non-cash operating items (note 22)	(3,884)	(1,542)